Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intagible assets, net
	December 31, 2022	December 31, 2021
Land use rights	$1,599,693	$1,730,978
Software	1,299,612	29,472
Others	2,284,860	2,472,376
Patent	114,851	124,277
Total	5,299,016	4,357,104
Less: accumulated amortization	(429,362)	(246,075)
Intangible assets, net	$4,869,654	$4,111,029

Schedule of estimated future amortization expense
Twelve months ending December 31,	Amortization expense
2023	$160,446
2024	160,446
2025	160,446
2026	160,446
2027	160,446
2028 and Thereafter	4,067,424
$4,869,654